S000057732 [Member] Investment Objectives and Goals - Morningstar Defensive Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Defensive Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital preservation.